SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property and equipment, net	$ 6,276	$ 5,710
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	384	361
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	683	422
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	488	624
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	135	118
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	4,586	4,185
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,216	$ 3,956